Interest-Bearing Borrowings - Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription (Details)	12 Months Ended
Dec. 31, 2022
Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Dividend yield
Bottom of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	4.06%
Volatility	61.00%
Top of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	4.33%
Volatility	62.00%
Upon Exercise [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	4.76%
Volatility	63.00%
Dividend yield